Cover	Sep. 09, 2021
Cover [Abstract]
Entity Registrant Name	GENETHERA, INC.
Entity Central Index Key	0001017110
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 09, 2021
Entity Incorporation State Country Code	NV
Entity File Number	000-27237
Entity Tax Identification Number	65-0622463
Entity Address Address Line 1	3051 W 105th Ave.
Entity Address City Or Town	Westminster
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80031
City Area Code	720
Local Phone Number	587-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	GTHR
Security 12b Title	Common Stocks